Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and the subsidiaries of the VIEs. All inter-company transactions and balances have been eliminated.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for loan principal and financing service fee receivables, allowance for other receivables, share-based compensation, valuation allowance for deferred tax assets, uncertain tax positions and fair value of investments and guarantee liabilities. Actual results could differ from these estimates.

Revenue recognition

Revenue recognition

Credit Services

The Company generates revenues primarily by providing borrowers with merchandise and cash installment credit financing. The Company records financing service fee relating to loan principal derived from these credit services over the life of the underlying loan principal using the effective interest method on unpaid principal amounts. Incentives provided to certain borrowers and deferred origination costs are recorded as a reduction in financing service fees using the effective interest method. Such financing service fees are recorded as financing income in the consolidated statements of comprehensive (loss)/income.

The incentives are provided to certain borrowers and can only be applied as a reduction to the borrower’s repayments and cannot be withdrawn by the borrowers in cash.

The loan origination costs primarily include payments to vendors for individual credit assessments and commissions to individuals directly involved in the successful loan origination.

Financing income

Borrowers can withdraw cash (“cash installment credit services”) or purchase products (e.g. personal consumer electronics) (“merchandise installment credit services”) up to their approved credit limit and elect the installment repayment period, mainly ranging from 1 to 12 installments (either weekly or monthly) through the Company’s online website and application (collectively “financing platform”) or via borrowers’ Alipay accounts. The Company charges financing service fees for facilitating the financing, managing the financing platform and for acting as a guarantor for the financing. The financing service fees are recorded as financing income in the statement of comprehensive (loss)/ income in accordance with ASC 310.

Penalty fees

The Company charges borrowers penalty fees for late repayment of credit services. The penalty fee is calculated based on the number of overdue days of loan principals and the late payment rate. As collectability is not reasonably assured, the penalty fee is recorded on a cash basis. Penalty fees are recorded in revenue in the consolidated statements of comprehensive (loss)/income.

Sales commission fees

In addition to financing income, the Company earns a margin from its merchandise installment credit services on the products purchased from suppliers on behalf of the borrowers. The margin earned is fixed based on the retail sales price without considering the financing terms chosen by the borrower.

Sales commission fees is recorded net of the related cost on delivery date, as the Company does not assume inventory risk for the products and is considered to be an agent in accordance with ASC 605, Revenue Recognition (“ASC 605”). Additionally, the Company is not responsible for providing any post-sale support to the borrowers nor does the Company make any changes to the products purchased by the borrowers. Accordingly, the Company recognizes the sales commission fees when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collection is probable.

Sales-type lease

The legal title of the leased assets is with the Company until the leasing period ends. The fair value of the leased assets at lease inception is greater than its cost or carrying amount. Consequently, the Company has classified the leases as sales-type finance leases for financial accounting purposes. The Company reports the discounted present value of future minimum lease payments as a finance lease receivable on its balance sheet and accrues interest on the balance of the finance lease receivable based on the interest rate inherent in the applicable lease over the term of the lease. The interest earned on finance lease receivables is recognized using the effective interest method. The Company recognized interest earned on finance leases receivables as “financing income” in the amount of RMB 32,658 and in 2017.

The Company recognized the sales price (the present value of the minimum lease payments) as “revenue from sales-type lease”.

Multiple element revenue recognition

The Company entered into the credit facilitation arrangement with financial institutions. The Company matches borrowers with the financial institutions which directly funds the credit drawdowns to the borrowers and provides post-origination services, for example, short messaging reminder services throughout the term of the loans. For each successful match, the Company earns an initial intermediary fee and a recurring service fee throughout the term of the loans. Borrowers make repayments directly to the consumer finance company and the consumer finance company will then remit the initial intermediary fees and recurring service fees to the Company on a periodic basis. The two deliverables provided by the Company are loan facilitation services and post origination services. In addition, the Company provides a guarantee to the financial institutions which requires the Company to make payments to the financial institutions based on the overdue rate of the credit portfolio under this arrangement. The Company considers the loan facilitation services and the post origination services as a multiple element revenue arrangement, and the financial institutions as the sole customer in the arrangement. The Company first allocates the consideration to the guarantee liability equaling to the fair value of the guarantee liability. The remaining consideration is allocated to the loan facilitation services and post origination services. The Company does not have vendor specific objective evidence, or VSOE, of selling price for the loan facilitation services and post origination services because the Company does not provide loan facilitation services or post origination services on a standalone basis. There is also no third-party evidence of the prices charged by third-party service providers when such services are sold separately as the basis of revenue allocation. As a result, the Company uses the best estimate of selling prices of loan facilitation services and post origination services as the basis of revenue allocation. Nevertheless, the amount allocated to the delivered loan facilitation services is limited to the amount that is not contingent on the delivery of the undelivered post origination services in accordance with ASC 605-25. The loan facilitation services and post origination services are recorded as loan facilitation income and others in the consolidated statements of comprehensive (loss)/income.

For loan facilitation services, post origination services and sales commission fees, the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) services have been rendered, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured, in accordance with ASC 605. As collectability is uncertain in relation to the remaining loan facilitation services income due to the potential default by borrowers such that they are not considered to be fixed or determinable, the remaining loan facilitation service income is recorded on a cash basis.

Foreign currency translation and transactions

The functional currency of the Company, Qudian BVI and Qudian HK is US$. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs with operations in the PRC adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Company uses RMB as its reporting currency. The financial statements of the Company, Qudian BVI and Qudian HK are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive (loss)/income, as a component of shareholders’ equity/ (deficit). Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date.

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive (loss)/income during the period or year in which they occur.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Guarantee deposits

Guarantee deposits

In the ordinary course of business, the loan principal advanced by the Company to borrowers are transferred to certain Funding Partners. The Company is required to guarantee the recoverability of the loan principal and interest. As a result, the Company may provide a cash deposit to the respective Funding Partners. The cash deposits are released only after the loan principal and interest are settled. Guarantee deposits represent cash that cannot be withdrawn without the permission of the Funding Partners. These guarantee deposits qualify as compensating balance arrangements under SEC Regulation S-X Rule 5-02, and are classified as current or non-current assets in the consolidated balance sheets based on the terms of the underlying borrowing arrangements.

Loan principal and financing service fee receivables

Loan principal and financing service fee receivables

Loan principal and financing service fee receivables represent payments due from borrowers that utilize the Company’s credit services. Loan principal and financing service fee receivables are recorded at amortized cost (i.e. unpaid principal and deferred origination costs), net of allowance for loan principal. Deferred origination costs are netted against revenue and amortized over the financing term using the effective interest method.

Allowance for loan principal and financing service fee receivables

Allowance for loan principal and financing service fee receivables

The Company considers the loans to be homogenous as they are all unsecured consumer loans of similar principal amounts. The profile of the borrowers are also similar i.e. age, credit histories and employment status. Therefore, the Company applies a consistent credit risk management framework to the entire portfolio of loans in accordance with ASC 450-20, Loss Contingencies.

The allowance for loan principal and financing service fee receivables losses is calculated based on historical loss experience using a roll rate-based model. The roll rate-based model stratifies the loan principal and financing service fee receivables by delinquency stages (i.e., current, 1-30 days past due, and 31-60 days past due etc.) and projected forward in one-month increments using historical roll rates. In each month of the simulation, losses on the loan principal and financing service fee receivables types are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a monthly rolling basis. The loss rate calculated for each delinquency stage is then applied to the respective loan principal and service fees balance. The Company adjusts the allowance that is determined by the roll rate-based model for various Chinese macroeconomic factors i.e. gross-domestic product rates, per capita disposable income, interest rates and consumer price indexes. Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year increases and decreases in that respective factor.

Loan principal and financing service fee receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company has determined the balance is uncollectable. In general, the Company considers loan principal and financing service fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) the amount remained outstanding 180 days past due and therefore deemed uncollectible.

For the year ended December 31, 2016, the Company considered loan principal and financing service fee receivables meeting any of the following conditions as uncollectible and charged off: (1) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) the amount remained outstanding 180 days past due and after the Company concludes that it has exhausted its collection efforts.

In order to align the Company’s charge-off policy with ASC 310-10-35-41, the Company revised its charge-off policy such that all loans that are 180 days past due are therefore deemed uncollectible and charged-off.

The change in the charge-off policy had no impact the Company’s provision for loan losses for the year ended December 31, 2016 as the balance of loans 180 days past due was fully offset by the allowance before charge-off and only results in a net off of the loan principal and financing service fee receivables and its allowance balance. The change in the charge-off policy as a result of the correction of an error did not have a material impact on the Company’s 2016 audited consolidated financial statements.

Nonaccrual loan principal

Nonaccrual loan principal

The Company does not accrue financing service fee on loan principals that are considered impaired or are more than 90 days past due. A corresponding allowance is determined under ASC 450-20 and allocated accordingly. After an impaired financing service fee receivable has been placed on nonaccrual status, financing service fee will be recognized when cash is received on a cash basis cost recovery method by applying first to reduce principal and then to financing income thereafter. Financing service fee accrued but not received is generally reversed against financing income. Financing service fee receivables may be returned to accrual status after all of the borrower’s delinquent balances of loan principal and financing service fee have been settled and the borrower remains current for an appropriate period.

Finance lease receivables

Finance lease receivables

Finance lease receivables represent the discounted present value of future minimum lease payments. Finance lease receivables are recorded at amortized cost, including the gross amount of minimum lease payments receivable, net of allowance and unearned revenue.

Borrowings

Borrowings

The Company facilitates credit to borrowers and then transfers certain loan principals to certain Funding Partners. The payment terms with the Funding Partners range from 14 days to 34 months at varying annual interest rates. Although the loan principals are transferred to the Funding Partners, the loan principals are not derecognized upon transfer, as they are not legally isolated in accordance with ASC 860, Transfers and Servicing. In accordance with PRC law, the Company should give a notice regarding the loan transfer to the borrower, otherwise the transfer will not be effective for the borrower. As the Company did not provide such notice to the borrower, the transfer of the loan cannot be effective for the borrower. Therefore, the borrower is still obligated to repay the loan to the Company. Additionally, the terms of the transfer require the Company to guarantee the principal and interest, in case of default by the borrowers. As a result, the transfer of the loan principal is not accounted for as a sale, and the loan principal remains on the Company’s consolidated balance sheets, whilst the funds received from the Funding Partners are recorded as Borrowings in the Company’s consolidated balance sheets. Borrowings are initially recognized at fair value which is the cash received from Funding Partners, and measured subsequently at amortized cost using the effective interest method.

The Company’s consolidated trust’s payable to the third party beneficiary is initially recognized equaling to the cash received from the beneficiary and measured subsequently at amortized cost using the effective interest method.

Guarantee liabilities

Guarantee liabilities

As part of the Company’s cooperation with various financial institutions, the Company provides guarantee on the principal and accrued interest repayment of the defaulted loans to the financial institutions, even in the event the loans are subsequently sold by the financial institutions.

The financial guarantee is accounted for as a credit derivative under ASC 815 because the scope exemption in ASC 815-10-15-58(c) is not met. The guarantee liabilities are remeasured at each reporting period. The change in fair value of the guarantee liabilities is recorded as loss on guarantee liabilities in the consolidated statements of comprehensive (loss)/income. When the Company settles the guarantee liabilities through performance of the guarantee by making requisite payments on the respective defaulted loans, the Company records a corresponding deduction to the guarantee liabilities. Subsequent collection from the borrower through the financial institutions will be recognized as a reversal of the deduction to guarantee liabilities.

Treasury shares

Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Fair value measurements of financial instruments

Fair value measurements of financial instruments

Financial instruments include guarantee deposits, short-term investments, loan principal and financing service fee receivables, finance lease receivables, amounts due to related parties, short-term and long-term borrowings, and guarantee liabilities. The carrying amount of the financial instruments, except for long-term loan principal and financing service fee receivables, long term finance lease receivables and long-term borrowings, approximate fair value because of their short maturities. The short-term investments are carried at fair value. The Company’s short-term investments comprise of monetary wealth management products which are classified as held for trading. The fair value of such monetary wealth management products are determined based on the quoted subscription/ redemption price published by the investment manager of the products. The carrying amount of the long-term loan principal and financing service fee receivables and long-term borrowings, approximate their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Fair value of guarantee liabilities

Fair value of guarantee liabilities

The fair value of the guarantee liabilities recorded at the inception of the loan was estimated using a discounted cash flow model based on expected payouts from the arrangement with the financial institutions. The Company estimates its expected future payouts based on estimates of expected delinquency rate and a discount rate for time value.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category:	Estimated Useful Life	Estimated Residual
Office and electronic equipment	3-5 years	Nil%-5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil	%

Costs associated with the repair and maintenance of property and equipment are expensed as incurred.

Intangible assets

Intangible assets

Intangible assets represent purchased computer software. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets, which varies from 1-10 years.

Research and development

Research and development

Research and development expenses are primarily incurred in the development of new services, new features and general improvement of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any year presented as the Company has not met all of the necessary capitalization requirements.

Impairment of long-lived assets and intangible assets with definite lives

Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets including intangible assets with definite lives, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360 Property, Plant and Equipment. The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized, for the years ended December 31, 2015, 2016 and 2017, respectively.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred, was RMB 14,510,236, RMB 16,070,410 and RMB 35,004,467 (US$ 5,380,088) for the years ended December 31, 2015, 2016 and 2017, respectively.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred in accordance with ASC 720-35, Other Expense-Advertising costs. Advertising costs were RMB 56,366,748, RMB 67,258,213 and RMB 43,470,301 (US$ 6,681,263) for the years ended December 31, 2015, 2016 and 2017, respectively. Advertising costs are included in sales and marketing expense in the consolidated statements of comprehensive (loss)/income.

Government grants

Government grants

Government grants include cash subsidies received by the Company’s entities in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investment made by the Company in form of registered capital or taxable income generated by the Company in these local districts. Such grants allow the Company full discretion in utilizing the funds and are used by the Company for general corporate purposes. The local governments have final discretion as to whether the Company met all of the criteria to be entitled to the subsidies. The Company does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidies before cash is received. Cash subsidies of RMB730,000, RMB nil and RMB 127,800 (US$ 19,643) are included in other non-operating income for the years ended December 31, 2015, 2016 and 2017, respectively. Refunds for the value-added taxes paid of RMB nil, RMB 14,646,251 and RMB 50,702,352 (US$ 7,792,809) are included in other operating income. Refunds for the corporate income taxes paid of RMB nil, RMB 12,123,338 and RMB 32,929,930 (US$ 5,061,237) are recognized as deduction of income tax expense. Cash subsidies are recognized as other non-operating income when received and all the conditions for their receipt have been satisfied.

Value added taxes

Value added taxes

Since its inception, Beijing Happy Time was certified as a small-scale VAT taxpayer whose applicable tax rate was 3%. In February 2015, it changed its status to a general VAT taxpayer (applicable tax rate: 6%), as approved by Chaoyang District Bureau of State Taxation. Beijing Happy Fenqi, a subsidiary of Beijing Happy Time, is a small-scale VAT taxpayer with an applicable VAT rate of 3%. The other subsidiaries of the VIEs are all general VAT taxpayers. VAT is reported as a deduction to revenue when incurred and amounted to RMB 16,750,495, RMB 107,065,470 and RMB 280,586,358 (US$ 43,125,334) for the years ended December 31, 2015, 2016 and 2017, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Income taxes

Income taxes

The Company accounts for income taxes using the liability approach and recognizes deferred tax assets and liabilities for the expected future consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are recognized on the basis of the temporary differences that exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The components of the deferred tax assets and liabilities are classified as non-current.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2015, 2016 and 2017.

Segment information

Segment information

The Company historically had only one single reportable segment because the Company’s chief operating decision maker (“CODM”) formerly relied on the consolidated results of operations when making decisions on allocating resources and assessing performance of the Company. Beginning in the quarter ended December 31, 2017, the Company changed its reportable segments due to expansion of leasing operations. The Company’s chief executive officer, who has been identified as the CODM, now reviews the operating results of two different service lines in order to allocate resources and assess the Company’s performance. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC topic 280 (“ASC 280”), Segment Reporting.

As the Company generates substantially all of its revenues in the PRC, no geographical segments are presented.

Operating Leases

Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Fair value measurements

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1 Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

•	Level 2 Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 Unobservable inputs which are supported by little or no market activity

Share-based payments

Share-based payments

Share-based payment transactions with employees and independent directors, such as share options are measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period for each separately vesting portion of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

A change in any of the terms or conditions of share options is accounted for as a modification of share options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

The Company accounts for share options issued to non-employees in accordance with the provisions of ASC 505-50, Equity: Equity-based Payments to Non-Employees. The Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718 requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period and year presented.

Diluted earnings (loss) per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares.

Convenience translation for financial statements presentation

Convenience translation for financial statements presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.5063 per US$1.00 on December 29, 2017, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted into US$ at such rate.

Investment in equity method investee

Investment in equity method investee

The Company uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive (loss)/income. Equity method adjustments include the company’s proportionate share of investee income or loss and other adjustments required by the equity method.

The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earning trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Significant risks and uncertainties

Significant risks and uncertainties

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, guarantee deposits, short-term investment, loan principal and financing service fee receivables, finance lease receivables and other receivables.

The Company places its cash and cash equivalents and short-term investments, with reputable financial institutions that have high-credit ratings and quality. There has been no recent history of default in relation to these financial institutions.

The Company manages credit risk of loan principal and financing service fee receivables by performing credit assessments on its borrowers and its ongoing monitoring of the outstanding balances.

No borrower represented 10% or more of total revenues and loan receivable and financing service fee receivable for the years ended December 31, 2015, 2016 and 2017.

Credit Derivatives

The Company enters into guarantee arrangements with financial institutions classified as a credit derivative contract to facilitate borrowing transactions, under which the Company provides the financial institutions protection against the risk of default on a set of loans invested by them. The Company will have to perform the guarantee obligation if a default event as defined under the contract occurs. The contractual or notional amounts of these credit derivatives represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions.

The Company manages current payment/performance risk of the credit derivatives through self-developed risk management model. The rating scale of risk management model takes into account factors such as identity characteristics, credit history, payment overdue history, payment capacity, behavioral characteristics and online social network activity.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the years presented.

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

Recent accounting pronouncements

Recent accounting pronouncements

In May 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. GAAP.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

The standard will be effective for the Company beginning January 1, 2018. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements. The most significant impact of the standard relates to the accounting for loan facilitation income and others. Specifically, under the standard the Company expect to recognize the revenue of the loan facilitation services predominantly at the time of billing rather than on a cash basis.

The Company will adopt the new standard effective January 1, 2018, using the modified retrospective transition method. The revenue would have been approximately RMB118 million (US$ 18 million) higher in the year 2017 under the new standard primarily due to the net change in loan facilitation services revenue recognition.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments – Overall (Subtopic 825-10). The amendments require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instruments-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. This updated guidance is effective for the annual period beginning after December 15, 2017, including interim periods within the year. Early adoption is permitted. The Company does not believe this standard will have a material impact on the results of operations or financial condition.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires lessees to recognize assets and liabilities related to lease arrangements longer than 12 months on the balance sheet. This standard also requires additional disclosures by lessees and contains targeted changes to accounting by lessors. The updated guidance is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. All entities may adopt the amendments in this Update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. All entities may adopt the amendments in this Update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This ASU requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU do not provide a definition of restricted cash or restricted cash equivalents. This ASU is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying Definition of a Business. This ASU clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. This update is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018. The Company does not believe this standard will have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, as opposed to determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Company does not believe this standard will have a material impact on its consolidated financial statements.

In February 2017, the FASB issued ASU No. 2017-05, Other income – Gains and Losses from the Derecognition of Nonfinancial assets, which clarifies that a financial asset is within the scope of Subtopic 610-20 if it meets the definition of an in substance nonfinancial asset. The amendments in this update also clarify that nonfinancial assets within the scope of Subtopic 610-20 may include nonfinancial assets transferred within a legal entity to a counterparty. This update is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

Parent Company [Member]
Basis of presentation

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.